UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22686

Blackstone / GSO Strategic Credit Fund
(exact name of Registrant as specified in charter)

345 Park Avenue, 31st Floor
New York, New York 10154
 (Address of principal executive offices) (Zip code)

 (Name and address of agent for service)

Marisa Beeney
345 Park Avenue, 31st Floor
New York, New York 10154

Registrant’s telephone number, including area code: (877) 876-1121

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments.

Blackstone / GSO Strategic Credit Fund

Portfolio of Investments
March 31, 2017 (Unaudited)

	Principal Amount	Value

FLOATING RATE LOAN INTERESTS(a) - 127.77%
Aerospace and Defense - 0.28%
Engility Corporation, Senior Secured First Lien Term B-2 Loan, 6.750%, 08/12/2023	$2,155,559	$2,170,044

Automotive - 2.73%
American Tire Distributors Inc, Senior Secured First Lien Initial Term Loan, 5.250%, 09/01/2021	1,577,962	1,583,634
Bright Bidco BV, Senior Secured First Lien Term B Loan, L+4.500%, 03/15/2024(b)	3,650,190	3,680,596
Capital Automotive LP, Senior Secured First Lien Tranche B-2 Loan, L+3.000%, 03/21/2024(b)	915,254	925,551
CH Hold Corp, Senior Secured Second Lien Initial Term Loan, L+7.250%, 02/03/2025(b)	3,157,895	3,211,184
Dealer Tire LLC, Senior Secured First Lien Initial Term Loan, 4.938%, 12/22/2021	4,392,781	4,458,673
Mitchell International Inc, Senior Secured First Lien Initial Term Loan, 4.539%, 10/13/2020	377,053	381,453
Mitchell International Inc, Senior Secured Second Lien Term Loan, 8.539%, 10/11/2021	6,559,757	6,600,788
		20,841,879

Banking, Finance, Insurance and Real Estate - 10.48%
Alliant Holdings Intermediate LLC, Senior Secured First Lien Initial Term Loan, 4.387%, 08/12/2022	4,253,482	4,281,214
AmWINS Group Inc, Second Lien Term Loan, 7.750%, 01/25/2025	406,780	415,932
AssuredPartners Inc, Senior Secured First Lien 2016 Refinancing Term Loan, L+4.250%, 10/21/2022(b)	7,374,674	7,442,890
Asurion LLC, Senior Secured First Lien Incremental Tranche B-5 Term Loan, 4.750%, 11/03/2023	5,695,791	5,752,151
Asurion LLC, Senior Secured Second Lien Term Loan, 8.500%, 03/03/2021	5,763,158	5,843,842
Broadstreet Partners Inc, Senior Secured First Lien Initial Term Loan, 5.250%, 11/08/2023	4,379,268	4,461,380
Confie Seguros Holding II Co, Senior Secured First Lien Term B Loan, 5.750%, 04/13/2022	637,800	641,920
Cunningham Lindsey US Inc, Senior Secured First Lien Initial Term Loan, 5.030%, 12/10/2019	8,792,829	7,880,573
Cypress Merger Sub Inc, Senior Secured First Lien Term Loan, L+3.000%, 03/31/2024(b)	3,289,037	3,305,482
Cypress Merger Sub Inc, Senior Secured Second Lien Term Loan, L+6.750%, 03/31/2025(b)	2,790,698	2,825,581
DTZ US Borrower LLC, Senior Secured First Lien 2015-1 Converted Term Loan, 4.304%, 11/04/2021	4,825,882	4,861,328
ExamWorks Group Inc, Senior Secured First Lien Term B-1 Loan, L+3.250%, 07/27/2023(b)	7,941,354	8,000,954
EZE Software Group LLC, Senior Secured Second Lien Term Loan, 7.647%, 04/05/2021	2,956,466	2,945,379
First Eagle Holdings Inc, Senior Secured First Lien Initial Term Loan, 5.147%, 12/01/2022	5,233,750	5,256,648
MPH Acquisition Holdings LLC, Senior Secured First Lien Initial Term Loan, 4.890%, 06/07/2023	5,102,678	5,174,652
NFP Corp, Senior Secured First Lien Term B Term Loan, 4.647%, 01/08/2024	1,955,307	1,977,920
Resolute Investment Managers Inc, Senior Secured First Lien Initial Term Loan, L+4.250%, 04/30/2022(b)	3,063,830	3,084,250
VF Holding Corp, Senior Secured First Lien Term B-1 Loan, 4.250%, 06/30/2023	2,231,776	2,245,724
Victory Capital Operating LLC, Senior Secured First Lien Initial Term Loan, 8.647%, 10/29/2021	2,002,078	2,026,273
York Risk Services Holding Corp (Onex York Finance LP), Senior Secured First Lien Initial Term Loan, 4.897%, 10/01/2021	1,700,000	1,662,286
		80,086,379

Beverage, Food and Tobacco - 4.59%
Americold Realty Operating Partnership LP, Senior Secured First Lien Initial Term Loan, 4.750%, 12/01/2022	1,148,546	1,163,627
Candy Intermediate Holdings Inc, Senior Secured First Lien Initial Term Loan, 5.647%, 06/15/2023	3,155,105	3,092,003
CEC Entertainment Inc, Senior Secured First Lien Term B Loan, 4.000%, 02/15/2021	3,949,109	3,923,203
Chobani LLC, Senior Secured First Lien Closing Date Term Loan, L+4.250%, 10/09/2023(b)	7,471,603	7,555,658
Constellation Brands Canada Inc, Senior Secured First Lien Initial Tranche B-1 Term Loan, 4.887%, 12/15/2023	1,381,154	1,397,990
Dole Food Company Inc, Senior Secured First Lien Term Loan B, L+3.000%, 03/22/2024(b)	2,302,772	2,319,755
NPC International Inc, Senior Secured First Lien Term Loan, L+3.500%, 03/29/2024(b)	3,934,426	3,975,620
NPC International Inc, Senior Secured Second Lien Term Loan, L+7.500%, 03/28/2025(b)	3,254,237	3,290,847
TKC Holdings Inc, Senior Secured First Lien Term Loan, 4.750%, 02/01/2023	3,419,689	3,458,879

	Principal Amount	Value

Beverage, Food and Tobacco (continued)
TKC Holdings Inc, Senior Secured Second Lien Initial Term Loan, 8.500%, 02/01/2024	$1,188,854	$1,195,173
Weight Watchers International Inc, Senior Secured First Lien Initial Tranche B-2 Term Loan, L+3.250%, 04/02/2020(b)	1,496,825	1,398,394
Winebow Holdings Inc, Senior Secured Second Lien Initial Term Loan, 8.500%, 12/31/2021	2,387,283	2,267,919
		35,039,068

Capital Equipment - 1.08%
Diebold Inc, Senior Secured First Lien Dollar Term B Loan, 5.375%, 11/06/2023	795,000	808,662
Duke Finance LLC, Senior Secured First Lien Term B Loan, 6.147%, 02/22/2024	2,777,778	2,805,555
Meter Readings Holding LLC, Senior Secured First Lien Initial Term Loan, 6.804%, 08/29/2023	4,567,955	4,659,314
		8,273,531

Chemicals, Plastics and Rubber - 1.99%
DuBois Chemicals Inc, Senior Secured First Lien Delayed Draw Term Loan, 1.000%, 03/15/2024	325,628	328,749
DuBois Chemicals Inc, Senior Secured First Lien Initial Term Loan, 4.881%, 03/15/2024	1,302,513	1,314,997
Emerald Performance Materials LLC, Senior Secured First Lien Initial Term Loan, 4.500%, 08/02/2021	1,747,643	1,767,304
Pinnacle Operating Corporation, Senior Secured First Lien Term B Refinancing Loan, 8.250%, 11/15/2021	9,561,635	8,892,321
Royal Holdings Inc, Senior Secured First Lien 2017 Refinancing Term Loan, 4.397%, 06/20/2022	754,979	763,707
Tekni-Plex Inc, Senior Secured Second Lien Initial Term Loan, 8.750%, 06/01/2023	2,141,827	2,144,504
		15,211,582

Construction and Building - 12.03%
American Bath Group LLC, Senior Secured First Lien Delayed Draw Incremental Term Loan, 6.397%, 09/30/2023	283,019	285,672
American Bath Group LLC, Senior Secured First Lien Initial Incremental Term Loan, 6.397%, 09/30/2023	2,716,981	2,742,453
American Bath Group LLC, Senior Secured First Lien Replacement Term Loan, 6.397%, 09/30/2023	5,879,545	5,950,835
American Bath Group LLC, Senior Secured Second Lien Term Loan, 10.897%, 09/30/2024	600,000	579,000
Associated Asphalt Partners LLC, Senior Secured First Lien Dollar Term B Loan, L+5.250%, 04/01/2024(b)	2,424,242	2,439,394
C.H.I. Overhead Doors Inc, Senior Secured First Lien Initial Term Loan, 4.250%, 07/29/2022	4,477,333	4,482,930
Dayton Superior Corporation, Senior Secured First Lien Term Loan, 9.147%, 11/03/2021	4,267,083	4,267,083
Forterra Finance LLC, Senior Secured First Lien Term Loan, 4.500%, 10/25/2023	6,435,118	6,501,078
GYP Holdings III Corp, Senior Secured First Lien Term Loan, 4.539%, 04/01/2021	4,398,947	4,423,691
Headwaters Incorporated, Senior Secured First Lien Term B-1 Loan, 4.000%, 03/24/2022	2,791,302	2,798,281
HNC Holdings Inc, Senior Secured First Lien Initial Term Loan, 5.500%, 10/05/2023	2,274,093	2,311,047
Installed Building Products Inc, Senior Secured First Lien Term Loan, L+3.000%, 03/31/2024(b)	2,790,698	2,797,674
Interior Logic Group Inc, Senior Secured First Lien Initial Term Loan, 7.000%, 02/28/2024	3,571,429	3,513,393
IPS Structural Adhesive Holdings Inc, Senior Secured First Lien Initial Term Loan, 6.250%, 12/14/2023	6,423,191	6,479,394
IPS Structural Adhesive Holdings Inc, Senior Secured Second Lien Initial Term Loan, 10.500%, 12/14/2024	2,250,000	2,250,000
LBM Borrower LLC, Senior Secured Second Lien Initial Term Loan, 10.337%, 08/20/2023	713,476	691,626
Morsco Inc, Senior Secured First Lien Initial Term Loan, 8.000%, 10/31/2023	5,962,500	6,040,758
New Arclin US Holding Corp, Senior Secured First Lien Term Loan, 5.670%, 02/14/2024	7,539,267	7,612,323
SiteOne Landscape Supply LLC, Senior Secured First Lien Tranche B Term Loan, 5.500%, 04/29/2022	3,089,296	3,124,066
SRS Distribution Inc, Senior Secured First Lien Tranche B-4 Term Loan, 5.289%, 08/25/2022	7,365,734	7,477,767
SRS Distribution Inc, Senior Secured Second Lien 06/16 Term Loan, 9.789%, 02/24/2023	3,125,114	3,250,119
US LBM Holdings LLC, Senior Secured First Lien Initial Term Loan, 6.331%, 08/20/2022	8,298,569	8,359,066
VC GB Holdings Inc, Senior Secured First Lien Term Loan, 4.750%, 02/28/2024	1,850,000	1,863,875
Wilsonart LLC, Senior Secured First Lien Tranche C Term Loan, 4.650%, 12/19/2023	1,644,231	1,662,046
		91,903,571

Consumer Goods Durable - 2.13%
Apex Tool Group LLC, Senior Secured First Lien Term Loan, 4.500%, 01/31/2020	1,702,449	1,672,657
Culligan Holding Inc, Senior Secured First Lien Tranche B-1 Term Loan, 5.000%, 12/13/2023	2,875,817	2,918,954
Hercules Achievement Inc, Senior Secured First Lien Initial Term Loan, 5.000%, 12/13/2021	4,887,500	4,963,256
Hillman Group Inc (The), Senior Secured First Lien Initial Term Loan, 4.647%, 06/30/2021	1,484,733	1,498,341

	Principal Amount	Value

Consumer Goods Durable (continued)
Power Products LLC, Senior Secured First Lien Initial Term Loan, 5.530%, 12/20/2022	$2,057,878	$2,077,170
Zodiac Pool Solutions LLC, Senior Secured First Lien Term Loan, 5.647%, 12/20/2023	3,085,052	3,112,046
		16,242,424

Consumer Goods Non Durable - 1.45%
Arctic Glacier USA Inc, Senior Secured First Lien Initial Term Loan, 5.250%, 03/14/2024	2,168,675	2,193,072
FGI Operating Company LLC, Senior Secured First Lien Term B Loan, 5.500%, 04/19/2019	301,141	294,115
Inmar Inc, Senior Secured Second Lien Initial Term Loan, 8.147%, 01/27/2022	9,034,198	8,559,903
		11,047,090

Containers, Packaging and Glass - 3.83%
Berlin Packaging LLC, Senior Secured First Lien Initial Term Loan, 4.500%, 10/01/2021	1,863,672	1,876,979
Berlin Packaging LLC, Senior Secured Second Lien Initial Term Loan, 7.750%, 10/03/2022	428,571	433,929
Caraustar Industries Inc, Senior Secured First Lien Refinancing Term Loan, 6.647%, 03/09/2022	2,102,804	2,126,134
Charter Nex US Holdings Inc, Senior Secured First Lien Initial Term Loan, 5.397%, 02/07/2022	5,492,290	5,551,772
Coveris Holdings SA, Senior Secured First Lien USD Term Loan, 4.647%, 05/08/2019	6,971,736	6,977,522
Flex Acquisition Company Inc, Senior Secured First Lien Initial Term Loan, 4.250%, 12/29/2023	4,397,906	4,428,823
IBC Capital Limited, Senior Secured Second Lien Term Loan, 8.120%, 09/09/2022	2,310,794	2,189,478
Plaze Inc, Senior Secured First Lien Term Loan, 4.630%, 07/31/2022	1,488,703	1,501,729
Printpack Holdings Inc, Senior Secured First Lien Term Loan, 4.000%, 07/26/2023	4,165,116	4,191,148
		29,277,514

Energy, Oil and Gas - 3.64%
Ascent Resources - Marcellus LLC, Senior Secured First Lien Term Loan, 5.284%, 08/04/2020	7,407,407	5,160,481
Brock Holdings III Inc, Senior Secured Second Lien Initial Term Loan, 11.250%, 03/16/2018	3,833,333	3,708,749
Chief Exploration & Development LLC, Senior Secured Second Lien Term Loan, 7.932%, 05/17/2021	752,941	735,688
Crestwood Holdings LLC, Senior Secured First Lien Tranche B-1 Term Loan, 9.042%, 06/19/2019	5,006,162	5,018,677
Jonah Energy Inc, Senior Secured Second Lien Initial Term Loan, 7.500%, 05/12/2021	7,246,575	6,974,829
Sheridan Investment Partners I LLC, Senior Secured First Lien Tranche B-2 Term Loan, 4.600%, 10/01/2019	3,116,798	2,685,651
Sheridan Production Partners I LLC, Senior Secured First Lien Deferred Principal Term Loan,:
0.000%, 01/01/2030	9,732	7,407
0.000%, 01/01/2030	120,242	91,516
Sheridan Production Partners I LLC, Senior Secured First Lien Term Loan, 0.000%, 01/01/2030	15,933	12,127
Sheridan Production Partners I-A LP, Senior Secured First Lien Tranche B-2 Term Loan, 4.450%, 10/01/2019	413,001	355,871
Sheridan Production Partners I-M LP, Senior Secured First Lien Tranche B-2 Term Loan, 4.450%, 10/01/2019	252,264	217,368
Utex Industries Inc, Senior Secured Second Lien New Term Loan, 8.250%, 05/23/2022	3,181,818	2,800,652
		27,769,016

Environmental Industries - 1.33%
EnergySolutions LLC, Senior Secured First Lien Advance Term Loan, 6.750%, 05/29/2020	6,312,727	6,394,256
Infiltrator Water Technologies LLC, Senior Secured First Lien Term B-1 Loan, 4.647%, 05/27/2022	3,732,494	3,779,151
		10,173,407

Forest Products and Paper - 0.08%
W/S Packaging Group Inc, Senior Secured First Lien Term Loan, L+4.000%, 08/09/2019(b)	631,579	603,158

Healthcare and Pharmaceuticals - 16.10%
Albany Molecular Research Inc, Senior Secured First Lien Term Loan, 6.006%, 07/16/2021	3,265,508	3,298,163
Alvogen Pharma US Inc, Senior Secured First Lien Term Loan, 6.000%, 04/01/2022	7,608,140	7,579,609
Amneal Pharmaceuticals LLC, Senior Secured First Lien Term B Loan, 6.500%, 11/01/2019	1,108,687	1,112,501
Arbor Pharmaceuticals LLC, Senior Secured First Lien Initial Term Loan, 6.147%, 07/05/2023	5,049,554	5,150,545
Avantor Performance Materials Holdings Inc, Senior Secured First Lien Delayed Draw Term Loan, 5.000%, 03/08/2024	468,417	472,321
Avantor Performance Materials Holdings Inc, Senior Secured First Lien Initial Term Loan, 5.000%, 03/09/2024	11,124,899	11,217,625

	Principal Amount	Value

Healthcare and Pharmaceuticals (continued)
Avantor Performance Materials Holdings Inc, Senior Secured Second Lien Delayed Draw Term Loan, 1.000%, 03/10/2025	$103,644	$104,421
Avantor Performance Materials Holdings Inc, Senior Secured Second Lien Initial Term Loan, 9.250%, 03/10/2025	2,357,895	2,375,579
BioClinica-Clinverse Holdings Corp, Senior Secured First Lien Initial Term Loan, 5.250%, 10/20/2023	3,826,087	3,869,130
BioClinica-Clinverse Holdings Corp, Senior Secured Second Lien Initial Term Loan, 9.250%, 10/04/2024	3,157,898	3,142,108
CHG Healthcare Services Inc, Senior Secured First Lien Term Loan, 4.750%, 06/07/2023	4,097,891	4,154,750
Concordia Healthcare Corp, Senior Secured First Lien Dollar Term Loan, 5.250%, 10/21/2021	5,332,477	3,754,063
CPI Holdco LLC, Senior Secured Closing Date Term Loan, 5.150%, 03/15/2024	1,704,142	1,717,988
CT Technologies Intermediate Holdings Inc, Senior Secured First Lien Initial Term Loan, 5.250%, 12/01/2021	2,978,634	2,827,215
Genoa a QoL Healthcare Company LLC, Senior Secured First Lien Initial Term Loan, 4.897%, 10/30/2023	1,176,660	1,184,996
Global Healthcare Exchange LLC, Senior Secured First Lien Initial Term Loan, 5.250%, 08/15/2022	992,500	1,006,891
Greenway Health LLC, Senior Secured First Lien Term Loan, 5.750%, 02/16/2024	3,103,448	3,128,664
Horizon Pharma Inc, Senior Secured First Lien Term B Loan, 4.750%, 03/22/2024	2,205,882	2,212,776
inVentiv Group Holdings Inc, Senior Secured First Lien Initial Term Loan, 4.804%, 11/09/2023	4,939,078	4,965,823
Lanai Holdings III Inc, Senior Secured First Lien Initial Term Loan, 5.750%, 08/29/2022	5,356,969	5,413,887
Netsmart Technologies Inc, Senior Secured First Lien Term C-1 Loan, 5.647%, 04/19/2023	5,672,651	5,722,287
Onex Carestream Finance LP, Senior Secured First Lien Term Loan, 5.147%, 06/07/2019	1,102,136	1,067,143
Onex Carestream Finance LP, Senior Secured Second Lien Term Loan, 9.647%, 12/09/2019	6,860,375	6,164,561
Onex Schumacher Finance LP, Senior Secured First Lien Initial Term Loan, 5.000%, 07/29/2022	5,479,837	5,510,661
Packaging Coordinators Midco Inc, Senior Secured First Lien Initial Term Loan, 5.000%, 06/30/2023	5,187,238	5,184,022
Precyse Acquisition Corp, Senior Secured First Lien Initial Term Loan, 6.500%, 10/20/2022	6,492,842	6,537,513
Press Ganey Holdings Inc, Senior Secured Second Lien Initial Term Loan, 8.250%, 10/21/2024	2,500,000	2,559,375
Project Ruby Ultimate Parent Corp, Senior Secured First Lien Closing Date Term Loan, 4.750%, 02/09/2024	1,509,434	1,517,298
Sterigenics-Nordion Holdings LLC, Senior Secured First Lien Initial Term Loan, L+3.250%, 05/16/2022(b)	8,091,954	8,117,241
Surgery Center Holdings Inc, Senior Secured First Lien Initial Term Loan, 4.750%, 11/03/2020	5,050,608	5,115,332
U.S. Renal Care Inc, Senior Secured First Lien Initial Term Loan, 5.397%, 12/30/2022	7,229,943	6,802,907
		122,987,395

High Tech Industries - 20.38%
Aerial Merger Sub Inc, Senior Secured First Lien Term B Loan, L+3.250%, 09/02/2019(b)	1,714,286	1,739,640
Aerial Merger Sub Inc, Senior Secured First Lien Term B2 Loan, L+3.750%, 03/01/2024(b)	2,857,143	2,897,329
Ascend Learning LLC, Senior Secured First Lien Term Loan, 7.500%, 07/31/2019	3,320,130	3,346,426
Ascend Learning LLC, Senior Secured Second Lien Term Loan, 9.524%, 11/30/2020	1,000,000	1,008,750
Aspect Software Inc, Senior Secured First Lien Exit Term Loan, 11.278%, 05/25/2020	12,641,746	12,712,855
BMC Software Finance Inc, Senior Secured First Lien Initial US Term Loan, 5.000%, 09/10/2020	2,011,995	2,018,172
CompuCom Systems Inc, Senior Secured First Lien Term Loan, L+3.250%, 05/11/2020(b)	8,411,848	7,084,374
Compuware Corporation, Senior Secured First Lien Tranche B-3 Term Loan, 5.250%, 12/15/2021	3,610,716	3,625,610
Compuware Corporation, Senior Secured Second Lien Term Loan, 9.250%, 12/15/2022	3,212,815	3,238,260
CPI Acquisition Inc, Senior Secured First Lien Term Loan, L+4.500%, 08/17/2022(b)	3,789,474	3,539,994
CPI International Inc, Senior Secured First Lien Term B Loan, L+3.250%, 04/07/2021(b)	1,152,068	1,158,911
CPI International Inc, Senior Secured Second Lien Term Loan, L+7.250%, 04/07/2022(b)	2,000,000	2,015,000
Cypress Semiconductor Corp, Senior Secured First Lien 2016 Incremental Term Loan, 4.580%, 07/05/2021	3,845,070	3,886,713
Epicor Software Corporation, Senior Secured First Lien Term B Loan, 4.750%, 06/01/2022	5,558,784	5,576,850
Flexera Software LLC, Senior Secured Second Lien Term Loan, 8.000%, 04/02/2021	2,800,000	2,800,000
Informatica Corporation, Senior Secured First Lien Dollar Term Loan, 4.500%, 08/05/2022	3,644,561	3,631,185
LANDesk Group Inc, Senior Secured First Lien Term Loan, 5.250%, 01/22/2024	4,830,918	4,864,638
LANDesk Group Inc, Senior Secured Second Lien Term Loan, 10.000%, 01/20/2025	6,000,000	5,964,000
MA FinanceCo LLC, Senior Secured First Lien Tranche B-2 Term Loan, 4.789%, 11/19/2021	9,916,904	10,009,875
Magic Newco LLC, Senior Secured First Lien USD Term Loan, 5.000%, 12/12/2018	589,876	593,114
P2 Upstream Acquisition Co, Senior Secured First Lien Term Loan, 5.250%, 10/30/2020	4,146,429	4,097,190
Peak 10 Inc, Senior Secured First Lien Term Loan, 5.147%, 06/17/2021	2,084,326	2,101,917

	Principal Amount	Value

High Tech Industries (continued)
Peak 10 Inc, Senior Secured Second Lien Initial Term Loan, 8.280%, 06/17/2022	$5,083,333	$5,000,729
Pomeroy Group LLC, Senior Secured First Lien Initial Term Loan, 7.147%, 11/12/2021	2,481,156	2,456,344
Quest Software US Holdings Inc, Senior Secured First Lien Initial Term Loan, 7.000%, 10/31/2022	10,524,348	10,695,368
Ramundsen Public Sector LLC, Senior Secured First Lien Term Loan, 5.397%, 02/01/2024	1,318,681	1,333,516
Rocket Software Inc, Senior Secured First Lien Term Loan, 5.397%, 10/13/2023	6,245,538	6,326,200
SMS Systems Maintenance Services Inc, Senior Secured First Lien Initial Term Loan, 6.000%, 10/30/2023	5,775,734	5,826,272
SolarWinds Holdings Inc, Senior Secured First Lien 2017 Refinancing Term Loan L+3.500%, 02/03/2023(b)	13,733,928	13,762,288
Sophia LP, Senior Secured First Lien Term B Loan, 4.397%, 09/30/2022	8,807,988	8,817,633
Sybil Software LLC, Senior Secured First Lien Term B Loan, L+3.250%, 09/30/2023(b)	4,236,548	4,278,913
Trader Corporation, Senior Secured First Lien Term Loan, L+3.250%, 09/28/2023(b)	3,716,216	3,733,237
TTM Technologies Inc, Senior Secured First Lien New Term B Loan, 5.250%, 05/31/2021	5,429,108	5,524,117
		155,665,420

Hotels, Gaming and Leisure - 2.79%
Alpha Topco Limited - Delta 2 (Lux) Sarl, Senior Secured Second Lien Term Loan, L+6.750%, 07/29/2022(b)	3,980,439	4,012,780
AP Gaming I LLC, Senior Secured First Lien Term B Loan, 9.250%, 12/21/2020	3,149,756	3,179,679
Corner Investment Propco LLC, Senior Secured First Lien Term B Loan, 11.000%, 11/04/2019	2,810,942	2,860,133
CWGS Group LLC, Senior Secured First Lien Term Loan, L+3.750%, 11/08/2023(b)	492,308	495,754
Scientific Games International Inc, Senior Secured First Lien Term B-3 Loan, 4.943%, 10/01/2021	3,346,914	3,393,720
Travelport Finance (Luxembourg) Sarl, Senior Secured First Lien Term C Loan, 4.289%, 09/02/2021	2,909,965	2,934,525
UFC Holdings LLC, Senior Secured First Lien Term B Loan, 4.250%, 08/18/2023	4,385,309	4,414,669
		21,291,260

Media Advertising, Printing and Publishing - 2.44%
McGraw-Hill Global Education Holdings LLC, Senior Secured First Lien Term B Loan, 5.000%, 05/04/2022	6,791,464	6,732,515
Vestcom Parent Holdings Inc, Senior Secured First Lien Term Loan, 7.250%, 12/15/2023	6,765,652	6,820,623
William Morris Endeavor Entertainment LLC (FKA WME IMG Holding LLC), Senior Secured First Lien Term B Loan, 4.290%, 05/06/2021	5,043,525	5,075,047
		18,628,185

Media Broadcasting and Subscription - 2.12%
Altice Financing SA, Senior Secured First Lien Term B Loan, L+2.750%, 03/22/2017(b)	6,233,766	6,241,558
Numericable US LLC, Senior Secured First Lien USD TLB-7 Term Loan, 5.289%, 01/15/2024	3,125,551	3,138,101
Sable International Finance Ltd, Senior Secured First Lien Term B-1 Loan, 5.732%, 12/30/2022	6,769,231	6,841,154
		16,220,813

Metals and Mining - 1.18%
Fairmount Santrol Inc, Senior Secured First Lien Tranche B-2 Term Loan, 4.500%, 09/05/2019	6,209,885	6,096,058
Murray Energy Corporation, Senior Secured First Lien Term B-2 Non-PIK Loan, 8.250%, 04/16/2020	2,981,816	2,904,781
		9,000,839

Retail - 3.01%
Ascena Retail Group Inc, Senior Secured First Lien Tranche B Term Loan, 5.500%, 08/19/2022	3,197,330	2,885,590
Fairway Group Acquisition Company, Senior Secured First Lien First Out Term Loan, 9.147%, 01/03/2020	899,697	904,195
Fairway Group Acquisition Company, Senior Secured First Lien Last Out Non-PIK Term Loan, 10.000%, 01/03/2020	580,578	484,783
Fairway Group Holdings Corp, Senior Secured First Lien Subordinated Non-PIK Term Loan, 11.000%, 10/04/2021	505,625	384,275
Jill Acquisition LLC, Senior Secured First Lien Initial Term Loan, 6.040%, 05/09/2022	518,247	509,826
Neiman Marcus Group Ltd LLC, Senior Secured First Lien Other Term Loan, 4.250%, 10/26/2020	2,324,761	1,875,373
Nine West Holdings Inc, Senior Secured First Lien Initial Term Loan, 4.755%, 10/08/2019	4,869,812	3,515,396
Payless Inc, Senior Secured First Lien Initial Term Loan, 5.037%, 03/11/2021	6,184,936	3,061,543
Payless Inc, Senior Secured Second Lien Initial Term Loan, 8.537%, 03/11/2022	1,845,543	261,846

	Principal Amount	Value

Retail (continued)
Petco Animal Supplies Inc, Senior Secured First Lien Second Amendment Term Loan, 4.287%, 01/26/2023	$7,345,631	$6,941,621
Pier 1 Imports (US) Inc, Senior Secured First Lien Initial Term Loan, 4.500%, 04/30/2021	2,026,042	1,956,822
Sports Authority (The), Senior Secured First Lien Term B Loan, 7.500%, 11/16/2017	2,604,871	186,821
		22,968,091

Services - Business - 14.90%
Advantage Sales & Marketing Inc, Senior Secured Second Lien Initial Term Loan, 7.500%, 07/25/2022	6,750,000	6,584,625
Allied Universal Holdco LLC, Senior Secured First Lien Initial Term Loan, 4.763%, 07/28/2022	4,740,000	4,771,853
Citco Funding LLC, Senior Secured First Lien Term Loan, L+3.000%, 03/23/2022(b)	6,107,378	6,147,473
Crossmark Holdings Inc, Senior Secured First Lien Term Loan, Series 0000, 4.647%, 12/20/2019	7,861,915	6,289,532
Crossmark Holdings Inc, Senior Secured Second Lien Term Loan, 8.750%, 12/21/2020	4,000,000	2,590,000
DTI Holdco Inc, Senior Secured First Lien Initial Term Loan, 6.289%, 10/02/2023	10,999,459	10,875,716
Erie Acquisition Holdings Inc, Senior Secured First Lien Term Loan, 7.750%, 03/01/2023	9,929,993	9,992,056
FHC Health Systems Inc, Senior Secured First Lien Initial Term Loan, 5.000%, 12/23/2021	180,336	170,267
FR Dixie Acquisition Corp, Senior Secured First Lien Initial Term Loan, 5.804%, 12/18/2020	5,092,105	3,780,888
GlobalLogic Holdings Inc, Senior Secured First Lien Closing Date Term Loan, 5.652%, 06/20/2022	7,599,391	7,656,386
Information Resources Inc, Senior Secured First Lien Initial Term Loan, 5.250%, 01/18/2024	6,823,821	6,917,649
Information Resources Inc, Senior Secured Second Lien Initial Term Loan, 9.250%, 01/20/2025	5,500,000	5,488,532
LD Intermediate Holdings Inc, Senior Secured First Lien Initial Term Loan, 6.875%, 12/09/2022	5,962,500	5,716,547
Neff Rental LLC, Senior Secured Second Lien Closing Date Term Loan, 7.543%, 06/09/2021	5,919,083	5,936,366
Sedgwick Claims Management Services Inc, Senior Secured Second Lien Incremental Term Loan, 6.804%, 02/28/2022	8,481,132	8,502,335
Sedgwick Claims Management Services Inc, Senior Secured Second Lien Initial Term Loan, 6.750%, 02/28/2022	1,267,677	1,270,054
SurveyMonkey.com LLC, Senior Secured First Lien Term Loan, 6.250%, 02/07/2019	5,392,926	5,406,408
Transaction Network Services, Senior Secured First Lien Initial Term Loan, 5.000%, 02/14/2020	1,696,728	1,714,229
Transaction Network Services, Senior Secured Second Lien Initial Term Loan, 9.000%, 08/14/2020	4,980,931	4,990,270
TravelCLICK Inc, Senior Secured Second Lien Initial Term Loan, 8.750%, 11/08/2021	9,125,000	9,045,156
		113,846,342

Services - Consumer - 4.15%
American Residential Services LLC, Senior Secured First Lien Term Loan, L+4.000%, 06/30/2021(b)	3,095,238	3,102,976
Big Jack Holdings LP, Senior Secured First Lien Term Loan B, L+4.250%, 03/20/2024(b)	2,039,216	2,051,961
Focus Brands Inc, Senior Secured First Lien Initial Term Loan, 5.000%, 10/05/2023	4,270,588	4,282,162
KUEHG Corp, Senior Secured First Lien Term B-1 Loan, 5.397%, 08/12/2022	4,260,482	4,292,435
Nord Anglia Education Finance LLC, Senior Secured First Lien Initial Term Loan, 4.554%, 03/31/2021	594,832	598,365
NVA Holdings Inc, Senior Secured Second Lien Term Loan, 8.147%, 08/14/2022	5,250,811	5,301,114
Outerwall Inc, Senior Secured First Lien Term B Loan, 5.250%, 09/27/2023	1,262,538	1,276,899
Prime Security Services Borrower LLC, Senior Secured First Lien 2016-2 Refinancing Term B-1 Loan, 4.250%, 05/02/2022	5,487,986	5,550,851
Red Lobster Management LLC, Senior Secured First Lien Initial Term Loan, 6.250%, 07/28/2021	1,071,715	1,086,451
Renaissance Learning Inc, Senior Secured First Lien Initial Term Loan, 4.750%, 04/09/2021	2,722,807	2,738,123
Spin Holdco Inc, Senior Secured First Lien Revolver, L+3.250%, 05/14/2018(b)	1,500,000	1,387,500
		31,668,837

Telecommunications - 7.76%
Alorica Inc, Senior Secured First Lien Term B Loan, 5.732%, 06/30/2022	3,080,919	3,130,984
Cologix Holdings Inc, Senior Secured First Lien Initial Term Loan, 4.000%, 03/20/2024	1,333,333	1,337,080
Cologix Holdings Inc, Senior Secured Second Lien Initial Term Loan, L+7.000%, 03/20/2025(b)	5,421,805	5,435,387
ConvergeOne Holdings Corporation, Senior Secured First Lien Initial Term Loan, 6.522%, 06/17/2020	3,514,619	3,512,423
Fairpoint Communications Inc, Senior Secured First Lien Term Loan, 7.500%, 02/14/2019	777,444	782,983
Greeneden US Holdings II LLC, Senior Secured First Lien Term B Loan, 5.020%, 12/01/2023	1,546,392	1,560,889

	Principal Amount	Value

Telecommunications (continued)
GTT Communications Inc, Senior Secured First Lien Initial Term Loan, 5.000%, 01/09/2024	$1,033,679	$1,049,401
Masergy Holdings Inc, Senior Secured First Lien Term B Loan, 5.500%, 12/15/2023	1,546,512	1,561,977
Masergy Holdings Inc, Senior Secured Second Lien Initial Term Loan, 9.500%, 12/16/2024	1,500,000	1,518,750
TierPoint LLC, Senior Secured First Lien Term B-1 Loan, 5.500%, 12/02/2021	10,834,286	10,892,953
Vertiv Group Corporation, Senior Secured First Lien Term B Loan, 5.030%, 11/30/2023	12,376,998	12,524,037
Windstream Services LLC, Senior Secured First Lien New Tranche B-6 Term Loan, 4.950%, 03/29/2021	15,811,948	15,943,740
		59,250,604

Transportation Cargo - 0.27%
REP WWEX Acquisition Parent LLC, Senior Secured First Lien Term Loan, 5.535%, 02/02/2024	2,065,574	2,081,933

Transportation Consumer - 1.11%
Air Medical Group Holdings Inc, Senior Secured First Lien 2016 New Term Loan, 5.000%, 04/28/2022	1,920,968	1,927,778
Lineage Logistics LLC, Senior Secured First Lien Term Loan, 4.500%, 04/07/2021	6,525,133	6,543,501
		8,471,279

Utilities Electric - 5.92%
Chief Power Finance LLC, Senior Secured First Lien Term B Advance Loan, 5.750%, 12/31/2020	4,842,226	3,924,624
Eastern Power LLC, Senior Secured First Lien Term Loan, 5.000%, 10/02/2021	6,218,403	6,254,936
Exgen Texas Power LLC, Senior Secured First Lien Term Loan, 5.897%, 09/20/2021	6,240,517	4,126,542
Granite Acquisition Inc, Senior Secured Second Lien Term B Loan, 8.397%, 12/19/2022	6,383,459	6,327,603
Green Energy Partners / Stonewall LLC, Senior Secured First Lien Term B-1 Conversion Advance Loan, 6.647%, 11/15/2021	1,601,000	1,568,980
Helix Gen Funding LLC, Senior Secured First Lien Term Loan, L+3.750%, 03/09/2024(b)	1,862,069	1,891,750
Panda Liberty LLC, Senior Secured First Lien Construction B-1 Facility Term Loan, 7.647%, 08/21/2020	6,864,587	6,778,779
Panda Patriot LLC (fka Moxie Patriot LLC), Senior Secured First Lien Construction B-1 Facility Term Loan, 6.879%, 12/18/2020	452,031	444,120
Panda Temple Power II LLC, Senior Secured First Lien Construction Term Loan, 7.250%, 04/03/2019	6,809,975	5,984,266
Pike Corporation, Senior Secured First Lien Initial Term Loan, 4.750%, 03/10/2024	1,589,404	1,611,759
Pike Corporation, Senior Secured Second Lien Term Loan, 9.000%, 09/02/2024	237,624	241,782
Sandy Creek Energy Associates LP, Senior Secured First Lien Term Loan, 5.147%, 11/09/2020	8,073,393	6,060,091
		45,215,232

TOTAL FLOATING RATE LOAN INTERESTS
(Cost $990,304,049)		975,934,893

CONVERTIBLE CORPORATE BONDS(a) - 0.11%
Energy, Oil and Gas - 0.11%
Comstock Resources Inc, 7.750%, 04/01/2019(c)	1,000,000	856,250

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $671,062)		856,250

CORPORATE BONDS - 29.72%
Automotive - 0.51%
Aston Martin Capital Holdings, Senior Unsecured Bond, 6.500%, 04/15/2022	1,862,000	1,873,637
Omega US Sub LLC, Senior Unsecured Bond, 8.750%, 07/15/2023(d)	1,920,000	2,046,394
		3,920,031

Banking, Finance, Insurance and Real Estate - 4.62%
First Data Corp, Senior Unsecured Bond, 7.000%, 12/01/2023(d)	2,000,000	2,150,000
Fly Leasing Limited, Senior Unsecured Bond,:
6.750%, 12/15/2020	500,000	525,625
6.375%, 10/15/2021	2,100,000	2,168,250
Hockey Merger Sub 2 Inc, Senior Unsecured Bond, 7.875%, 10/01/2021(d)	4,000,000	4,180,000
HUB International Ltd, Senior Unsecured Bond, 8.125%, 07/15/2019(c)(d)	7,500,000	7,537,500
National Financial Partners Corp, Senior Unsecured Bond, 9.000%, 07/15/2021(d)	6,850,000	7,265,110

	Principal Amount	Value

Banking, Finance, Insurance and Real Estate (continued)
Onex York Acquisition Co, Senior Unsecured Bond, 8.500%, 10/01/2022(d)	$12,200,000	$11,468,000
		35,294,485

Beverage, Food and Tobacco - 2.80%
CEC Entertainment Inc, Senior Unsecured Bond, 8.000%, 02/15/2022	1,369,000	1,432,316
Dole Food Co Inc, Senior Secured Bond, 7.250%, 05/01/2019(d)	6,350,000	6,484,937
P F Chang's China Bistro Inc, Senior Unsecured Bond, 10.250%, 06/30/2020(d)	13,415,000	13,448,538
		21,365,791

Capital Equipment - 1.14%
Diebold Inc, Senior Unsecured Bond, Series WI, 8.500%, 04/15/2024	1,500,000	1,663,125
Hardwoods Acquisition Inc, Senior Secured Bond, 7.500%, 08/01/2021(d)	3,211,000	2,873,845
NWH Escrow Corp, Senior Secured Bond, 7.500%, 08/01/2021(d)	4,650,000	4,138,500
		8,675,470

Chemicals, Plastics and Rubber - 0.40%
Pinnacle Operating Corporation, Senior Secured Bond, 9.000%, 11/15/2020(d)	2,000,000	1,545,000
Unifrax Holding Co, Senior Secured Bond, 7.500%, 02/15/2019(d)	1,500,000	1,496,250
		3,041,250

Construction and Building - 2.69%
BMC East LLC, Senior Unsecured Bond, 5.500%, 10/01/2024(d)	4,360,000	4,447,200
Builders FirstSource Inc, Senior Unsecured Bond, 10.750%, 08/15/2023(d)	4,697,000	5,483,747
FBM Finance Inc, Senior Secured Bond, 8.250%, 08/15/2021(d)	4,320,000	4,600,800
New Enterprise Stone & Lime Co Inc, Senior Unsecured Bond, 10.125%, 04/01/2022(d)	3,000,000	3,187,500
Zachry Holdings Inc, Senior Unsecured Bond, 7.500%, 02/01/2020(d)	2,700,000	2,794,500
		20,513,747

Consumer Goods Durable - 0.24%
Apex Tool Group LLC, Senior Unsecured Bond, 7.000%, 02/01/2021(d)	650,000	591,500
Hillman Group Inc (The), Senior Unsecured Bond, 6.375%, 07/15/2022(d)	1,300,000	1,246,574
		1,838,074

Containers, Packaging and Glass - 1.20%
ARD Finance SA, Senior Unsecured Bond, 7.125%, 09/15/2023(c)(d)	1,600,000	1,652,000
Coveris Holdings SA, Senior Unsecured Bond, 7.875%, 11/01/2019(d)	6,454,000	6,389,460
Flex Acquisition Co Inc, Senior Unsecured Bond, 6.875%, 01/15/2025(d)	524,000	535,790
Reynolds GRP ISS / Reynold, Senior Unsecured Bond, 7.000%, 07/15/2024(d)	560,000	600,600
		9,177,850

Energy, Oil and Gas - 1.92%
Calumet Specialty Prod, Senior Unsecured Bond, 7.750%, 04/15/2023	6,600,000	5,577,000
Comstock Resources Inc, Senior Unsecured Bond, 10.000%, 03/15/2020(c)	2,250,000	2,261,250
CSI Compressco LP / CSI Compressco Finance Inc, Senior Unsecured Bond, 7.250%, 08/15/2022	800,000	764,000
EP Energy LLC / Everest Acquisition Finance Inc, Senior Unsecured Bond, 8.000%, 02/15/2025(d)	4,487,000	4,195,345
Ridgeback Resources Inc, Senior Unsecured Bond, 12.000%, 12/21/2021	486,000	486,000
Talos Production LLC, Senior Unsecured Bond, 9.750%, 02/15/2018(d)	2,000,000	1,370,000
		14,653,595

Forest Products and Paper - 0.42%
Tembec Industries Inc, Senior Secured Bond, 9.000%, 12/15/2019(d)	3,151,000	3,245,530

Healthcare and Pharmaceuticals - 1.26%
InVentiv Group Holdings Inc, Senior Unsecured Bond, 7.500%, 10/01/2024(d)	1,010,000	1,044,087
Surgery Center Holdings Inc, Senior Unsecured Bond, 8.875%, 04/15/2021(d)	5,500,000	5,830,000
Valeant Pharmaceuticals International Inc, Senior Unsecured Bond,:
6.500%, 03/15/2022(d)	1,387,000	1,430,344
7.000%, 03/15/2024(d)	1,293,000	1,330,174
		9,634,605

	Principal Amount	Value

High Tech Industries - 2.69%
BMC Software Inc, Senior Unsecured Bond, 7.250%, 06/01/2018	$3,578,000	$3,707,703
Boxer Parent Co Inc, Senior Unsecured Bond, 9.000%, 10/15/2019(c)(d)	3,000,000	3,007,500
Global A&T Electronics, Senior Unsecured Bond, 10.000%, 02/01/2019(d)	6,000,000	4,365,000
Infor US Inc, Senior Unsecured Bond, 6.500%, 05/15/2022	4,250,000	4,388,550
Riverbed Technology Inc, Senior Unsecured Bond, 8.875%, 03/01/2023(d)	4,966,000	5,102,565
		20,571,318

Hotels, Gaming and Leisure - 2.22%
Mood Media Corporation, Senior Unsecured Bond,:
9.250%, 10/15/2020(d)	9,850,000	6,845,750
10.000%, 08/06/2023(d)	1,480,000	1,443,000
Scientific Games International Inc, Senior Secured Bond, 7.000%, 01/01/2022(d)	8,060,000	8,634,275
		16,923,025

Media Advertising, Printing and Publishing - 0.49%
McGraw-Hill Global Education, Senior Unsecured Bond, 7.875%, 05/15/2024(d)	2,820,000	2,738,925
Southern Graphics Inc, Senior Unsecured Bond, 8.375%, 10/15/2020(d)	1,000,000	1,020,000
		3,758,925

Media Broadcasting and Subscription - 1.88%
Cablevision Systems Corp, Senior Unsecured Bond, 8.000%, 04/15/2020	4,600,000	5,106,000
Cequel Communications Holdings I, Senior Unsecured Bond,:
6.375%, 09/15/2020(d)	5,500,000	5,671,875
5.125%, 12/15/2021(d)	500,000	509,375
Radiate Holdco LLC, Senior Unsecured Bond, 6.625%, 02/15/2025(d)	760,000	751,925
SFR Group SA, Senior Secured Bond, 6.000%, 05/15/2022(d)	2,250,000	2,340,000
		14,379,175

Retail - 1.96%
Nine West Holdings Inc, Senior Unsecured Bond, 8.250%, 03/15/2019(d)	5,600,000	1,568,000
PriSo Acq Corp / Bldng Pro, Senior Unsecured Bond, 9.000%, 05/15/2023(d)	13,060,000	13,386,500
		14,954,500

Services - Business - 0.39%
Infinity ACQ LLC / FI Corp, Senior Unsecured Bond, 7.250%, 08/01/2022(d)	3,250,000	2,990,000

Telecommunications - 2.33%
Avaya Inc, Senior Secured Bond, 7.000%, 04/01/2019(d)(e)	1,291,000	1,026,345
Fairpoint Communications Inc, Senior Secured Bond, 8.750%, 08/15/2019(d)	10,600,000	10,935,490
Frontier Communications, Senior Unsecured Bond,:
10.500%, 09/15/2022	750,000	763,125
7.125%, 01/15/2023	4,000,000	3,528,760
Windstream Services LLC, Senior Unsecured Bond, 7.750%, 10/15/2020	1,500,000	1,526,250
		17,779,970

Transportation Consumer - 0.26%
Air Canada, Senior Unsecured Bond, 7.750%, 04/15/2021(d)	1,750,000	1,977,500

Utilities Electric - 0.30%
GenOn Energy Inc, Senior Secured Bond, 9.875%, 10/15/2020	3,500,000	2,292,500

TOTAL CORPORATE BONDS
(Cost $231,604,164)		226,987,341

	Shares
COMMON STOCK - 1.66%
Energy, Oil and Gas - 1.66%
Ridgeback Resources Inc(f)	1,201,345	$7,245,018
SandRidge Energy Inc(f)	135,154	2,498,997
Templar Energy LLC, Class A,(f)	197,643	1,408,203
Titan Energy LLC,(f)	29,318	533,588

	Principal Shares	Value
Energy, Oil and Gas (continued)
Total Safety Holdings, LLC,(f)	2,951	$1,018,095
		12,703,901

TOTAL COMMON STOCK
(Cost $29,312,330)		12,703,901

PREFERRED STOCK - 0.22%
Energy, Oil and Gas - 0.22%
Templar Energy LLC(f)	131,013	1,670,411

TOTAL PREFERRED STOCK
(Cost $1,310,126)		1,670,411

WARRANTS - 0.01%
Energy, Oil and Gas - 0.01%
Comstock Resources Inc,(f)
expires 9/2/2018 at $0.01	8,250	76,065

TOTAL WARRANTS
(Cost $–)		76,065

Total Investments - 159.49%
(Cost $1,253,201,731)		1,218,228,861

Liabilities in Excess of Other Assets - (3.13)%		(23,917,778)

Mandatory Redeemable Preferred Shares - (5.89)%
(liquidation preference plus distributions payable on term preferred shares)		(45,000,000)

Leverage Facility - (50.47)%		(385,500,000)

Net Assets - 100.00%		$763,811,083

Amounts above are shown as a percentage of net assets as of March 31, 2017.

(a)	The interest rate shown represents the rate at period end.
(b)
All or a portion of this position has not settled as of March 31, 2017. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR will be established.

(c)	Option to convert to pay-in-kind security.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $188,923,250, which represents approximately 24.73% of net assets as of March 31, 2017. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.

(e)	Security is in default as of period end and is therefore non-income producing.
(f)	Non-income producing security.

NOTE 1. ORGANIZATION

Blackstone / GSO Strategic Credit Fund (the “Fund” or “BGB”) is a diversified, closed-end management investment company. BGB was organized as a Delaware statutory trust on March 28, 2012. BGB was registered under the Investment Company Act of 1940, as amended (the “1940 Act”), on April 6, 2012. BGB commenced operations on September 26, 2012. Prior to that date, BGB had no operations other than matters relating to its organization and the sale and issuance of 5,236 common shares of beneficial interest in BGB to GSO / Blackstone Debt Funds Management LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as BGB’s investment adviser. BGB’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “BGB.”

BGB’s primary investment objective is to seek high current income, with a secondary objective to seek preservation of capital, consistent with its primary goal of high current income. The Fund will seek to achieve its investment objectives by investing primarily in a diversified portfolio of loans and other fixed income instruments of predominantly U.S. corporate issuers, including first and second lien secured  loans (‘‘Senior Secured Loans’’ or “Loans”) and high yield corporate bonds of varying maturities. Under normal market conditions, at least 80% of BGB’s assets will be invested in credit investments comprised of corporate fixed income instruments and other investments (including derivatives) with similar economic characteristics.

BGB will dissolve on or about September 15, 2027, absent shareholder approval to extend such term. Upon dissolution, BGB will distribute substantially all of its net assets to shareholders, after making appropriate provision for any liabilities of the Fund. Pursuant to BGB’s Agreement and Declaration of Trust, prior to the date of dissolution a majority of the Board of Trustees, with the approval of a majority of the outstanding voting securities entitled to vote (as defined in the 1940 Act), may extend the life of BGB. If approved, the dissolution date of the Fund may be extended by a period of two years or such shorter time as may be determined. However, the dissolution date of the Fund may be extended an unlimited number of times.

BGB was previously classified as a non-diversified investment company for purposes of the 1940 Act. As a result of ongoing operations, BGB is now classified as a diversified company as of September 25, 2015. This means that with respect to 75% of the Fund’s total assets, no more than 5% of the Fund’s total assets may be invested in any one issuer, excepting cash and cash items, U.S. government securities and securities of other investment companies. BGB may not resume operating in a non-diversified manner without first obtaining shareholder approval in accordance with the 1940 Act.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of its financial statements is in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and these differences could be material.   BGB is considered an investment company for financial reporting purposes under GAAP.

Portfolio Valuation: BGB’s net asset value (“NAV”) is determined daily on each day that the Exchange is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per share by subtracting liabilities (including accrued expenses or dividends) from the total assets (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by BGB’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. Corporate bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts. Equity securities for which market quotations are available are generally valued at the last sale price or official closing price on the primary market or exchange on which they trade.  Any investments and other assets for which such current market quotations are not readily available are valued at fair value (“Fair Valued Assets”) as determined in good faith by a committee of the Adviser (“Fair Valued Asset Committee”) under procedures established by, and under the general supervision and responsibility of, the Fund’s Board of Trustees. A Fair Valued Asset Committee meeting may be called at any time by any member of the Fair Valued Asset Committee. The pricing of all Fair Valued Assets and determinations thereof shall be reported by the Fair Valued Asset Committee to the Board at each regularly scheduled quarterly meeting.

Various inputs are used to determine the value of BGB’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2 — Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The valuation techniques used by the Fund to measure fair value during the period ended March 31, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs. The categorization of a value determined for investments and other financial instruments is based on the pricing transparency of the investment and other financial instruments and does not necessarily correspond to BGB’s perceived risk of investing in those securities.

The following table summarizes the valuation of BGB’s investments under the fair value hierarchy levels as of March 31, 2017:

Blackstone / GSO Strategic Credit Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Loan Interests
Automotive	$–	$16,383,206	$4,458,673	$20,841,879
Banking, Finance, Insurance and Real Estate	–	69,493,936	10,592,443	80,086,379
Beverage, Food and Tobacco	–	32,771,149	2,267,919	35,039,068
Capital Equipment	–	808,662	7,464,869	8,273,531
Construction and Building	–	74,245,545	17,658,026	91,903,571
Consumer Goods Durable	–	13,323,470	2,918,954	16,242,424
Containers, Packaging and Glass	–	25,086,366	4,191,148	29,277,514
Energy, Oil and Gas	–	23,949,217	3,819,799	27,769,016
Environmental Industries	–	6,394,256	3,779,151	10,173,407
High Tech Industries	–	147,684,959	7,980,461	155,665,420
Hotels, Gaming and Leisure	–	18,431,127	2,860,133	21,291,260
Retail	–	21,679,621	1,288,470	22,968,091
Services - Business	–	100,783,548	13,062,794	113,846,342
Services - Consumer	–	29,194,886	2,473,951	31,668,837
Telecommunications	–	56,119,620	3,130,984	59,250,604
Utilities Electric	–	43,646,252	1,568,980	45,215,232
Other	–	206,422,318	–	206,422,318
Convertible Corporate Bonds	–	856,250	–	856,250
Corporate Bonds
Energy, Oil and Gas	–	14,167,595	486,000	14,653,595
Other	–	212,333,746	–	212,333,746
Common Stock
Energy, Oil and Gas	3,032,585	2,426,298	7,245,018	12,703,901
Preferred Stock	–	1,670,411	–	1,670,411
Warrants	–	76,065	–	76,065
Total	$3,032,585	$1,117,948,503	$97,247,773	$1,218,228,861

*	Refer to each Fund's Portfolio of Investments for a listing of securities by type.

The changes of the fair value of investments for which BGB has used Level 3 inputs to determine the fair value are as follows:

Blackstone/GSO Strategic Credit Fund	Floating Rate Loan Interests	Corporate Bonds	Common Stock	Total
Balance as of December 31, 2016	$75,568,228	$486,000	$8,171,108	$84,225,336
Accrued Discount/Premium	83,040	-	-	83,040
Return of Capital	-	-	-	-
Realized Gain/(Loss)	208,787	-		208,787
Change in Unrealized Appreciation/(Depreciation)	26,704	-	(392,502)	(365,798)
Purchases	17,024,229	-	-	17,024,229
Sales Proceeds	(22,619,458)	-		(22,619,458)
Transfer into Level 3	34,605,688	-	-	34,605,688
Transfer out of Level 3	(15,380,463)	-	(533,588)	(15,914,051)
Balance as of March 31, 2017	$89,516,755	$486,000	$7,245,018	$97,247,773
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at March 31, 2017	$560,772	$-	$(261,990)	$298,782

Information about Level 3 fair value measurements as of March 31, 2017:

Blackstone / GSO Strategic Credit Fund	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Value/Range
Assets
Floating Rate Loan Interests	$89,516,755	Third-party vendor pricing service	Broker quotes	N/A
Corporate Bonds	$486,000	Last Transaction Price	Transaction Price	100
Common Stock	$7,245,018
		Market Multiple	Proved PV-10	0.69
		Market Multiple	Proved Reserves ($ per boe)	13.00
		Market Multiple	Proved & Probable Reserves ($ per boe)	9.13
		Market Multiple	Proved & Probable PV-10	0.50

boe = Barrel of Oil Equivalent

The Fund evaluates transfers into or out of Level 1, 2 and 3 as of the end of the reporting period. There were no transfers between Level 1 and 2 during the period. Securities were transferred from Level 2 to Level 3 because of a lack of observable market data due to decrease in market activity and information for these securities. Other securities were moved from Level 3 to Level 2 as observable inputs were available for purposes of valuing those assets.

Securities Transactions and Investment Income:  Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount and amortization of premium, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost.

NOTE 3.   SENIOR AND SECURED FLOATING RATE LOANS

BGB will seek to achieve its investment objectives by investing primarily in U.S. corporate fixed income instruments, including Loans and high yield corporate bonds of varying maturities. Under normal market conditions, at least 80% of BGB's Managed Assets (as defined below) will be invested in credit investments comprised of corporate fixed income instruments and other investments (including derivatives) with similar economic characteristics. BGB defines "Managed Assets" as total assets (including any assets attributable to any leverage used) minus the sum of BGB's accrued liabilities (other than liabilities related to the principal amount of leverage). At March 31, 2017, 100.76% of BGB’s Managed Assets were held in corporate fixed income instruments, including Senior Secured Loans.

Loans hold a senior position in the capital structure of a business entity, are secured with specific collateral and have a claim on the assets and/or stock of the borrower of the Loan (the "Borrower") that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.

Loans often require prepayments from Borrowers’ excess cash flows or permit the Borrowers to repay at their election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, floating rate loans typically have an expected average life of two to four years. Floating rate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily the London Interbank Offered Rate (LIBOR), plus a premium or credit spread.

Loans are subject to the risk of payment defaults of scheduled interest or principal. Such non-payment could result in a reduction of income, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. Risk of loss of income is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. There can be no assurance that the liquidation of any collateral securing a Loan would satisfy the Borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Second lien loans generally are subject to similar risks as those associated with investments in first lien loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second lien loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to senior obligations of the Borrower. At March 31, 2017, BGB had invested $161,968,924 in second lien secured loans.

Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Loans may be similar to the risks of other below investment grade securities, although they are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. BGB typically invests in Loans rated below investment grade, which are considered speculative because of the credit risk of their issuers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to BGB, and such defaults could reduce net asset value and income distributions. The amount of public information available with respect to below investment grade loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. The Adviser’s established best execution procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the Counterparty Committee of the Adviser. The factors considered by the Counterparty Committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets. The Counterparty Committee regularly reviews each broker-dealer counterparty based on the foregoing factors.

BGB may acquire Loans through assignments or participations. BGB typically acquires these Loans through assignment, and if BGB acquires a Loan through participation, it will seek to elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and BGB may not be able to unilaterally enforce all rights and remedies under the Loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when BGB must acquire a Loan through a participation. BGB had no outstanding participations as of March 31, 2017.

NOTE 4. LEVERAGE

The Fund entered into a Credit Agreement (the "Agreement") with a bank to borrow money pursuant to a 728‐day revolving line of credit ("Leverage Facility") dated December 21, 2012, as amended at December 20, 2013, December 19, 2014, December 18, 2015, July 26, 2016 and December 16, 2016 to borrow up to a limit of $415 million. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate of 0.975% above LIBOR, with LIBOR measured for the period commencing on the date of the making of such LIBOR Loan (or the last date upon which any other Loan was converted to, or continued as, such LIBOR Loan) and ending on the numerically corresponding day in the calendar month that is one (1) week or one (1), two (2), three (3), six (6) or nine (9) months thereafter, as the Fund may elect, or such other periods as the lender may agree in its sole and absolute discretion. Under the terms of the Agreement, the Fund must pay a commitment fee on any undrawn amounts. The commitment fee payable is 0.15% on the undrawn amounts when drawn amounts exceed 50% of the borrowing limit and 0.25% on the undrawn amounts at any other time. Interest and fees are payable quarterly. The Fund may elect to extend the Agreement for a further period with the consent of the lending bank. At March 31, 2017, BGB had borrowings outstanding under its Leverage Facility of $385.5 million, at an interest rate of 1.79%. Face value approximates fair value at March 31, 2017, this fair value is based on Level 2 inputs under the three‐tier fair valuation hierarchy (see Note 2). For the period ended March 31, 2017, the average borrowings under BGB's Leverage Facility and the average interest rate were $385,838,889 and 1.76%, respectively.

On July 27, 2016, BGB issued 45,000 Mandatory Redeemable Preferred Shares (“MRPS”) with an aggregate liquidation preference of $45 million, rated “AA” by Fitch Ratings. BGB used the proceeds of the offering to make additional investments for BGB’s portfolio. The final redemption date of the MRPS is July 27, 2023.  BGB makes quarterly dividend payments on the MRPS at an annual dividend rate of 3.61%.

Under the Agreement and the governing documents of the MRPS, the Fund has agreed to certain covenants and additional investment limitations while the leverage is outstanding. The Fund agreed to maintain asset coverage of three times over borrowings. Compliance with the investment restrictions and calculations are performed by the Fund's custodian, The Bank of New York Mellon. As of March 31, 2017, the Fund was in compliance with all required investment limitations and asset coverage requirements related to its leverage.

The use of leverage by the Fund can create risks. Changes in the value of the Fund's portfolio, including securities bought with the proceeds of leverage, are borne entirely by the holders of common shares of the Fund. All costs and expenses related to any form of leverage used by the Fund are borne entirely by common shareholders. If there is a net decrease or increase in the value of the Fund's investment portfolio, the leverage may decrease or increase, as the case may be, the net asset value per common share to a greater extent than if the Fund did not utilize leverage. During periods when BGB is using leverage, the fees paid to the Adviser for advisory services and to ALPS for administrative services are higher than if the Fund did not use leverage because the fees paid are calculated on the basis of the Fund's Managed Assets, which include the assets purchased through leverage. As of March 31, 2017, BGB's leverage represented 36.05% of the Fund’s Managed Assets (with the borrowings under the Leverage Facility representing 32.28% of Managed Assets and the MRPS representing 3.77% of Managed Assets.

NOTE 5.   UNREALIZED APPRECIATION/(DEPRECIATION)

On March 31, 2017, based on a cost of $1,253,233,576 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $22,906,633 aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $57,911,348, resulting in net unrealized depreciation of $35,004,715.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)
There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone / GSO Strategic Credit Fund

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	May 30, 2017

By:	/s/ Doris Lee-Silvestri
Doris Lee-Silvestri (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	May 30, 2017

By:	/s/ Doris Lee-Silvestri
Doris Lee-Silvestri (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	May 30, 2017